DEBENTURES - RELATED PARTIES (Details Textual) - USD ($)	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 21, 2015	Aug. 11, 2014	Feb. 19, 2014	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Aug. 12, 2015
Cash proceeds from debt issued					$ 5,000,000	$ 12,500,000	$ 150,000	$ 70,000
Convertible Debt				$ 53,088,200	53,088,200		49,758,600
Line of Credit Facility, Maximum Borrowing Capacity							1,500,000
Other Notes Payable, Current				48,000,000	48,000,000		37,000,000	370,000
Convertible Debt Related Party							497,586	511,465
Interest Expense, Debt				2,762,900	5,878,100		203,400	67,000
Line of Credit Facility, Remaining Borrowing Capacity				100,000,000	100,000,000		1,100,000
Jan 2012 Debenture [Member]
Minimum Proceeds From Debt To Convert Securities							$ 4,000,000
Debt Conversion Convertible Instrument Share Price							$ 0.40
Debt Conversion, Converted Instrument, Amount							$ 190,013		$ 12,000
Debt Instrument Interest Accrued									$ 435
Stock issued							475,032		16,580
Convertible Debt									$ 174,668
Long-term Line of Credit								142,668
Interest and Debt Expense, Total							$ 37,195
Beneficial conversion feature							$ 179,032	40,889
Other Notes Payable, Current								$ 20,000
Convertible Debt Related Party									$ 162,668
Dec 2013 Debenture [Member]
Debt Instrument, Interest Rate Increase								8.00%
Stock issued							1,900,000
Other Notes Payable, Current				11,000,000	$ 11,000,000			$ 350,000
January2013DebentureMember
Debt Conversion, Converted Instrument, Amount			$ 7,612,200
Cash proceeds from debt issued							$ 7,000,000	70,000
Stock issued			190,304
Interest and Debt Expense, Total			$ 1,696,500
Beneficial conversion feature							$ 1,865,100	18,651
January Fifteen 2013 LOC [Member]
Debt Conversion Convertible Instrument Share Price					$ 0.40		$ .40
Debt Conversion, Converted Instrument, Amount					$ 47,616,500		$ 476,165
Stock issued					1,190,411		1,190,411
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum					8.00%		8.00%
Interest and Debt Expense, Total					$ 8,945,200		$ 89,452
Line of Credit Facility, Maximum Borrowing Capacity				100,000,000	100,000,000		1,000,000				$ 200,000,000
Line of credit facility borrowed					11,300		424,078
Beneficial conversion feature					415,400
Line of Credit, balance owed				42,419,200	42,419,200		424,078
Line of Credit Facility, Remaining Borrowing Capacity				$ 150,000,000	$ 150,000,000		$ 1,100,000
Jan 2013 Debenture [Member]
Other Notes Payable, Current
January 2013 Debenture [Member]
Other Notes Payable, Current							$ 37,000,000	$ 20,000
May 2013 Conv Debt [Member]
Convertible Debt										$ 50,000
Accrued interest							1,458
Interest Expense, Debt							8,017
February 2014 Debunture [Member]
Other Notes Payable, Current							$ 33,000,000
September 2014 Debenture [Member]
Debt Instrument, Interest Rate Increase				41.00%	41.00%		41.00%
Stock issued					230,000
Other Notes Payable, Current							$ 9,222,200
Line of Credit [Member]
Debt Conversion Convertible Instrument Share Price							$ 0.312	$ 0.312
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum							8.00%	8.00%
Line of credit increase to new limit		$ 150,000,000
Line of credit facility borrowed							$ 44,847,500	$ 448,475
Beneficial conversion feature							9,833,500	$ 98,335
Director [Member]
Cash proceeds from debt issued					$ 5,000,000		$ 50,000
Debt Instrument, Maturity Date					May 30, 2016		May 30, 2014
Debt Issuance Date					May 30, 2014		May 30, 2014
Debt Instrument, Interest Rate, Stated Percentage					8.00%		8.00%
Director 2 [Member]
Cash proceeds from debt issued					$ 2,500,000		$ 25,000
Debt Instrument, Maturity Date					Aug. 25, 2015		Aug. 25, 2014
Debt Issuance Date					Aug. 25, 2014		Aug. 25, 2014
Debt Instrument, Interest Rate, Stated Percentage					8.00%		8.00%
Chief Executive Officer [Member]
Cash proceeds from debt issued					$ 2,500,000		$ 25,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum					8.00%
Debt Instrument, Maturity Date					Jan. 22, 2016		Jan. 22, 2014
Debt Issuance Date					Jan. 29, 2014		Jan. 29, 2014
Debt Instrument, Interest Rate, Stated Percentage					8.00%		8.00%
Chief Financial Officer [Member]
Cash proceeds from debt issued	$ 5,500,000				$ 5,000,000		$ 50,000
Debt Instrument, Maturity Date					Jun. 16, 2015		Jun. 16, 2014
Debt Issuance Date	Jan. 21, 2015				Jun. 17, 2014		Jun. 17, 2014
Debt Instrument, Interest Rate, Stated Percentage	8.00%				8.00%		8.00%
Chief Executive Officer [Member]
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,500,000